Investments and Sundry Assets (Tables)	12 Months Ended
Dec. 31, 2014
Investments and Sundry Assets
Investments and Sundry Assets
($ in millions)

At December 31:	2014	2013
Deferred transition and setup costs and other deferred arrangements*	$1,527	$1,652
Derivatives—noncurrent	681	401
Alliance investments
Equity method	98	110
Non-equity method	496	200
Prepaid software	332	352
Long-term deposits	300	316
Other receivables	509	174
Employee benefit-related	356	392
Prepaid income taxes	518	305
Other assets	788	738
Total	$5,603	$4,639

*      Deferred transition and setup costs and other deferred arrangements are related to Global Services client arrangements. See note A, “Significant Accounting Policies,” on page 89 for additional information..